Net loss per common unit (Details-Basic and diluted net loss per common unit) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Common Unit
Net loss attributable to unitholders (in thousands)	$ (570,351)	$ (915,705)	$ (73,151)	$ (58,583)
Weighted-average units used in computing net loss per unit, basic and diluted			33,048,809	32,426,264
Net loss per common and preferred unit, basic and diluted			$ (2.21)	$ (1.81)
Net loss attributable to common unit holders (in thousands)	$ (24,819)		$ (13,861)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,509,272,000		32,426,264,000
Net loss per common unit, basic and diluted	$ (0.74)		$ (0.43)